Summary of Significant Accounting Policies (Details) - Schedule of assets measured at fair value - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Publicly listed equity securities
Publicly listed equity securities	$ 9,922,366	$ 4,428,446
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Publicly listed equity securities
Publicly listed equity securities	9,922,366	4,428,446
Significant Other Observation Inputs (Level 2) [Member]
Publicly listed equity securities
Publicly listed equity securities
Significant Unobservable Inputs (Level 3) [Member]
Publicly listed equity securities
Publicly listed equity securities